Transamerica Asset Management 1801 California St, Suite 5200 Denver, CO 80202

October 4, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Transamerica Funds (the “Registrant”)
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended. In this regard, we certify that the Registrant’s Transamerica Long Credit Class I2 Prospectus and the Registrant’s Transamerica Long Credit Class I2 Statement of Additional Information, each dated September 29, 2023, otherwise required to be filed under paragraph (c) of Rule 497, do not differ from those contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 314) (the “Registration Statement”).

The Registration Statement was filed electronically with the Securities and Exchange Commission on September 28, 2023 via EDGAR (Accession Number 0001193125-23-245038).

Please direct any comments or questions concerning this filing to the undersigned at (727) 299-1821.

Very truly yours,

/s/ Dennis P. Gallagher

Dennis P. Gallagher

Chief Legal Officer and Secretary

Transamerica Funds